Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000090392 | Albemarle8266686
Holdings [Line Items]
Percent of Total Investments	8.80%
C000090392 | Eve Energy8266731
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090392 | Arcadium Lithium, CDI8266688
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090392 | Tesla8266697
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090392 | Sociedad Quimica y Minera de Chile8266789
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090392 | NAURA Technology Group8266743
Holdings [Line Items]
Percent of Total Investments	4.20%
C000090392 | Contemporary Amperex Technology8266728
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090392 | BYD8266769
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090392 | Ganfeng Lithium Group8266734
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090392 | Tianqi Lithium8266755
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090392 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000090392 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090392 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090392 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000090392 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090392 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090392 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090392 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000090392 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000090392 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000090392 | United States
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000090392 | China
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000100210 | Yue Yuen Industrial Holdings8266983
Holdings [Line Items]
Percent of Total Investments	1.80%
C000100210 | Adaro Energy8266986
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Van Lanschot Kempen8267012
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Hysan Development8266966
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Kerry Properties8266969
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | C&D International Investment Group8266941
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Kinetik Holdings8267123
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | MFE-MediaForEurope8267003
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Sabra Health Care REIT8267158
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Hang Lung Group8266955
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100210 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100210 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000100210 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100210 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000100210 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000100210 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100210 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100210 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100210 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100210 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100210 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000100210 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000105277 | Meta Platforms8267049
Holdings [Line Items]
Percent of Total Investments	9.70%
C000105277 | Tencent Holdings8266960
Holdings [Line Items]
Percent of Total Investments	9.60%
C000105277 | Pinterest8267055
Holdings [Line Items]
Percent of Total Investments	8.20%
C000105277 | NAVER8266987
Holdings [Line Items]
Percent of Total Investments	7.60%
C000105277 | Kuaishou Technology8266950
Holdings [Line Items]
Percent of Total Investments	6.80%
C000105277 | Snap8267060
Holdings [Line Items]
Percent of Total Investments	5.60%
C000105277 | Alphabet8267031
Holdings [Line Items]
Percent of Total Investments	4.90%
C000105277 | Spotify Technology8267063
Holdings [Line Items]
Percent of Total Investments	4.90%
C000105277 | NetEase8267016
Holdings [Line Items]
Percent of Total Investments	4.70%
C000105277 | Baidu8266996
Holdings [Line Items]
Percent of Total Investments	4.60%
C000105277 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105277 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105277 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000105277 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000105277 | China
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000105277 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105277 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105277 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105277 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105277 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000116930 | Delta Air Lines8267084
Holdings [Line Items]
Percent of Total Investments	2.10%
C000116930 | Texas Pacific Land8267198
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116930 | Constellation Energy8267073
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116930 | Maplebear8267135
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116930 | ROBLOX8267179
Holdings [Line Items]
Percent of Total Investments	1.90%
C000116930 | Guidewire Software8267104
Holdings [Line Items]
Percent of Total Investments	1.80%
C000116930 | Nuvalent8267152
Holdings [Line Items]
Percent of Total Investments	1.80%
C000116930 | Alibaba Group Holding8267212
Holdings [Line Items]
Percent of Total Investments	1.80%
C000116930 | Oracle8267157
Holdings [Line Items]
Percent of Total Investments	1.80%
C000116930 | PTC Therapeutics8267172
Holdings [Line Items]
Percent of Total Investments	1.80%
C000116930 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000116930 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000116930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000116930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000116930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000116930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000116930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000116930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000116930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000116930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000112947 | Apollo Global Management8267168
Holdings [Line Items]
Percent of Total Investments	6.10%
C000112947 | Albemarle8267161
Holdings [Line Items]
Percent of Total Investments	5.70%
C000112947 | Wells Fargo8267148
Holdings [Line Items]
Percent of Total Investments	5.10%
C000112947 | Bank of America8267189
Holdings [Line Items]
Percent of Total Investments	3.80%
C000112947 | JPMorgan Chase8267223
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112947 | JPMorgan Chase8267227
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112947 | RBC Capital Markets8280917
Holdings [Line Items]
Percent of Total Investments	3.20%
C000112947 | M&T Bank8267087
Holdings [Line Items]
Percent of Total Investments	2.90%
C000112947 | Morgan Stanley8267097
Holdings [Line Items]
Percent of Total Investments	2.90%
C000112947 | Morgan Stanley8267094
Holdings [Line Items]
Percent of Total Investments	2.80%
C000112947 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112947 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000112947 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000122244 | Virtu Financial8267328
Holdings [Line Items]
Percent of Total Investments	3.50%
C000122244 | International Paper8267261
Holdings [Line Items]
Percent of Total Investments	2.90%
C000122244 | Spire8267306
Holdings [Line Items]
Percent of Total Investments	2.80%
C000122244 | Philip Morris International8267299
Holdings [Line Items]
Percent of Total Investments	2.80%
C000122244 | National Health Investors8267282
Holdings [Line Items]
Percent of Total Investments	2.70%
C000122244 | Kinder Morgan8267265
Holdings [Line Items]
Percent of Total Investments	2.70%
C000122244 | Omega Healthcare Investors8267294
Holdings [Line Items]
Percent of Total Investments	2.60%
C000122244 | Altria Group8267201
Holdings [Line Items]
Percent of Total Investments	2.50%
C000122244 | AT&T8267204
Holdings [Line Items]
Percent of Total Investments	2.50%
C000122244 | Dominion Energy8267235
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000122244 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000122244 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000122244 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000122244 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122244 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122244 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122244 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000122244 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122244 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122244 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122244 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152059 | Eastern SAE8267264
Holdings [Line Items]
Percent of Total Investments	3.50%
C000152059 | Moneta Money Bank8267259
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152059 | MINISO Group Holding8267295
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152059 | SCB X8267329
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152059 | Absa Group8267340
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | NEPI Rockcastle8267344
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | China Construction Bank8267286
Holdings [Line Items]
Percent of Total Investments	2.40%
C000152059 | OPAP8267272
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152059 | Komercni Banka8267256
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152059 | Yutong Bus8267250
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152059 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152059 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000152059 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152059 | China
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000152059 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152059 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152059 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152059 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152059 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152059 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152059 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152059 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000112948 | Omega Healthcare Investors8267317
Holdings [Line Items]
Percent of Total Investments	4.90%
C000112948 | National Health Investors8267314
Holdings [Line Items]
Percent of Total Investments	4.60%
C000112948 | Sabra Health Care REIT8267330
Holdings [Line Items]
Percent of Total Investments	4.50%
C000112948 | LTC Properties8267308
Holdings [Line Items]
Percent of Total Investments	3.90%
C000112948 | MFA Financial8267311
Holdings [Line Items]
Percent of Total Investments	3.80%
C000112948 | Getty Realty8267293
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112948 | Covivio8267254
Holdings [Line Items]
Percent of Total Investments	3.60%
C000112948 | Gaming and Leisure Properties8267290
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | Broadstone Net Lease8267278
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | Growthpoint Properties8267266
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112948 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112948 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112948 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112948 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.30%
C000112948 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112948 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112948 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000157108 | Orsted8267389
Holdings [Line Items]
Percent of Total Investments	6.60%
C000157108 | Verbund8267367
Holdings [Line Items]
Percent of Total Investments	6.40%
C000157108 | Centrais Eletricas Brasileiras8267369
Holdings [Line Items]
Percent of Total Investments	6.30%
C000157108 | Meridian Energy8267440
Holdings [Line Items]
Percent of Total Investments	5.90%
C000157108 | EDP Renovaveis8267443
Holdings [Line Items]
Percent of Total Investments	5.80%
C000157108 | Barito Renewables Energy8267413
Holdings [Line Items]
Percent of Total Investments	5.20%
C000157108 | Brookfield Renewable Partners8267342
Holdings [Line Items]
Percent of Total Investments	5.00%
C000157108 | Neoen8267394
Holdings [Line Items]
Percent of Total Investments	5.00%
C000157108 | Mercury NZ8267437
Holdings [Line Items]
Percent of Total Investments	4.50%
C000157108 | Engie Brasil Energia8267372
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157108 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000157108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159972 | Apple8267432
Holdings [Line Items]
Percent of Total Investments	7.20%
C000159972 | NVIDIA8268217
Holdings [Line Items]
Percent of Total Investments	6.90%
C000159972 | Microsoft8268133
Holdings [Line Items]
Percent of Total Investments	6.40%
C000159972 | Meta Platforms8268118
Holdings [Line Items]
Percent of Total Investments	2.60%
C000159972 | Tesla8268473
Holdings [Line Items]
Percent of Total Investments	2.30%
C000159972 | Alphabet8267381
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159972 | Alphabet8267384
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159972 | Broadcom8267511
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159972 | Procter & Gamble8268301
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159972 | Costco Wholesale8267641
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000159972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000159972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000159972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000159972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000174155 | Hongkong Land Holdings8267518
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174155 | Imperial Brands8267436
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174155 | CK Infrastructure Holdings8267457
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174155 | ACS Actividades de Construccion y Servicios8267404
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | Klepierre8267424
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | Zurich Insurance Group8267395
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | CaixaBank8267406
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174155 | British American Tobacco PLC8267433
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174155 | Power Assets Holdings8267464
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174155 | DNB Bank8267503
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174155 | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174155 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174155 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174155 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174155 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174155 | Norway
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000174155 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174155 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174155 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174155 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174155 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174155 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000203264 | Carvana8267530
Holdings [Line Items]
Percent of Total Investments	6.50%
C000203264 | JD.com8267492
Holdings [Line Items]
Percent of Total Investments	5.70%
C000203264 | Trip.com Group8267507
Holdings [Line Items]
Percent of Total Investments	5.00%
C000203264 | Sea8267504
Holdings [Line Items]
Percent of Total Investments	4.90%
C000203264 | Alibaba Group Holding8267489
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203264 | Shopify8267575
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203264 | Expedia Group8267542
Holdings [Line Items]
Percent of Total Investments	4.40%
C000203264 | MercadoLibre8267565
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203264 | Booking Holdings8267527
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203264 | GoDaddy8267552
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000203264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000203264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203264 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000203264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000203264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000203264 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219588 | CSL8268010
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219588 | EssilorLuxottica8268264
Holdings [Line Items]
Percent of Total Investments	2.10%
C000219588 | ASML Holding8268918
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219588 | SAP8268166
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219588 | Unilever8268366
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219588 | Toyota Motor8268898
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219588 | Hoya8268601
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219588 | Shell8268354
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219588 | Alcon8268097
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219588 | LVMH Moet Hennessy Louis Vuitton8268276
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219588 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000219588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000219588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000219588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000228847 | Apple8270631
Holdings [Line Items]
Percent of Total Investments	8.80%
C000228847 | NVIDIA8270800
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228847 | Microsoft8270783
Holdings [Line Items]
Percent of Total Investments	7.70%
C000228847 | Broadcom8270656
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228847 | Meta Platforms8270774
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228847 | Amazon.com8270616
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228847 | Tesla8270857
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228847 | Alphabet8270610
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228847 | Costco Wholesale8270686
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228847 | Alphabet8270613
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228847 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000228847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228847 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000228847 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228849 | Apple8270959
Holdings [Line Items]
Percent of Total Investments	8.80%
C000228849 | NVIDIA8271146
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228849 | Microsoft8271122
Holdings [Line Items]
Percent of Total Investments	7.70%
C000228849 | Broadcom8270982
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228849 | Meta Platforms8271110
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228849 | Amazon.com8270943
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228849 | Tesla8271213
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228849 | Costco Wholesale8271013
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228849 | Alphabet8270938
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228849 | Alphabet8270940
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228849 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228849 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228849 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000228849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000228849 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228849 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228853 | Apple8269189
Holdings [Line Items]
Percent of Total Investments	7.10%
C000228853 | NVIDIA8270141
Holdings [Line Items]
Percent of Total Investments	6.70%
C000228853 | Microsoft8270052
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228853 | Amazon.com8269148
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228853 | Meta Platforms8270034
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228853 | Alphabet8269141
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228853 | Alphabet8269143
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228853 | Berkshire Hathaway8269248
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228853 | Broadcom8269286
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228853 | Tesla8270436
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228853 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228853 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000228853 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228855 | Apple8270599
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228855 | NVIDIA8271372
Holdings [Line Items]
Percent of Total Investments	6.70%
C000228855 | Microsoft8271299
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228855 | Amazon.com8270543
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228855 | Meta Platforms8271287
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228855 | Alphabet8270534
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228855 | Berkshire Hathaway8270664
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228855 | Alphabet8270536
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228855 | Broadcom8270691
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228855 | Tesla8271607
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000228855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000228855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000228855 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228855 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000105363 | Eve Energy8271321
Holdings [Line Items]
Percent of Total Investments	5.10%
C000105363 | China Northern Rare Earth Group High-Tech8271314
Holdings [Line Items]
Percent of Total Investments	4.30%
C000105363 | Impala Platinum Holdings8271413
Holdings [Line Items]
Percent of Total Investments	4.10%
C000105363 | Arcadium Lithium, CDI8271253
Holdings [Line Items]
Percent of Total Investments	3.80%
C000105363 | Anglo American PLC8271371
Holdings [Line Items]
Percent of Total Investments	3.80%
C000105363 | Albemarle8271251
Holdings [Line Items]
Percent of Total Investments	3.70%
C000105363 | Southern Copper8271272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000105363 | Sumitomo Metal Mining8271393
Holdings [Line Items]
Percent of Total Investments	3.70%
C000105363 | Boliden8271400
Holdings [Line Items]
Percent of Total Investments	3.60%
C000105363 | Lundin Mining8271310
Holdings [Line Items]
Percent of Total Investments	3.60%
C000105363 | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105363 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105363 | Chile
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105363 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105363 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000105363 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000105363 | China
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000105363 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000105363 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105363 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105363 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105363 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249892 | RBC Capital Markets8280624
Holdings [Line Items]
Percent of Total Investments	0.70%
C000249892 | FTAI Aviation8274103
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | Sprouts Farmers Market8276985
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | Vaxcyte8277507
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | Insmed8274702
Holdings [Line Items]
Percent of Total Investments	0.40%
C000249892 | Mueller Industries8275431
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249892 | Fluor8274021
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249892 | Applied Industrial Technologies8272410
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249892 | Fabrinet8273877
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249892 | Ensign Group8273749
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249892 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249892 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249892 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249892 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000249892 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249892 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000249892 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000249892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000249892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249892 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000249892 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%